Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Bought Deal Public Offering	Private Placement Offering	Common shares	Common shares Bought Deal Public Offering	Common shares Private Placement Offering	Warrants	Warrants Private Placement Offering	Contributed surplus	Deficit	Accumulated other comprehensive loss
Equity, opening balance at Dec. 31, 2015	$ 19,963			$ 261,645			$ 1,297		$ 15,579	$ (257,753)	$ (805)
Issue of common shares	8,396			8,396	$ 19,574	$ 5,871
Share issue costs	(575)	$ (1,951)	$ (440)	(575)	$ (1,951)	$ (389)		$ (51)	0
Issue of units pursuant to bought deal	21,525			21,525
Issue of units pursuant to private placement	7,080			6,260			820
Exercise of warrants	1,905			2,852			(947)
Exercise of derivative warrants				1,852
Exercise of cashless warrants	1,852			1,852
Expiry of warrants	0						(148)		148
Exercise of stock options	107			200					(93)
Stock-based compensation	1,383								1,383
Net loss and comprehensive loss for the year	(23,295)									(23,295)
Equity, closing balance at Dec. 31, 2016	35,950			299,815			971		17,017	(281,048)	(805)
Issue of common shares	173,104			173,104
Share issue costs	(10,780)			(10,780)
Exercise of warrants	232			297			(65)
Exercise of derivative warrants	29,953			29,953
Exercise of stock options	3,912			6,811					(2,899)
Stock-based compensation	4,242
Net loss and comprehensive loss for the year	(70,870)									(70,792)	(78)
Equity, closing balance at Dec. 31, 2017	$ 165,743			$ 499,200			$ 906		$ 18,360	$ (351,840)	$ (883)